Concentration of Credit Risks	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of Credit Risks
16. Concentration of Credit Risks

The Company’s vessels are chartered under either a time charter contract, a voyage charter contract, or a contract of affreightment. Under a time charter contract, no security is provided for the payment of charter hire however, payment is typically required monthly in advance. Under a voyage charter contract or a contract of affreightment, a lien may sometimes be placed on the cargo to secure the payment of the accounts receivable, as permitted by the prevailing charter party contract.

The Company derives a significant portion of our revenues from a limited number of customers. One of our charterers contributed approximately 12.4% or $63.3 million of our total operating revenues. Whereas our top three charterers contributed between 7.8% and 12.1% each, and in aggregate 29.9% or approximately $153.0 million of our total operating revenues for the year ended December 31, 2024.

During 2023, one of our charterers contributed approximately 10.1% or $49.7 million. Whereas our top three charterers contributed between 7.0% and 10.0% each, and in aggregate 25.0% or approximately $122.6 million for the year ended December 31, 2023. Our top three customers accounted for between 8% to 10% each, and in aggregate, 26.5% of our consolidated revenues during the year ended December 31, 2022, equivalent to $108.4 million of our total operating revenues.

The Company derives a significant portion of its revenues from activities in a limited number of countries. During 2024, revenue generated from activities in the United States, our primary contributor, was approximately 51.0% or $261.0 million of our total operating revenues, and revenue generated from activities in Canada, our second largest contributor, was approximately 8.3% or $42.5 million of our total operating revenues. (During 2023 revenue generated from activities in the United States, our primary contributor, was approximately 55.3% or $272.8 million of our total operating revenues, and revenue generated from activities in Canada, our second largest contributor, was approximately 9.3% or $45.9 million of our total operating revenues. During 2022 revenue generated from activities in the United States, our primary contributor, was approximately 36% or $145.9 million of our total operating revenues, and revenue generated from activities in Canada, our second largest contributor was approximately 10% or $36.5 million of our total operating revenues). See note 5. Operating Revenues for further revenue breakdown.

The Company considers that its equity method investments do not meet the criteria in ASC 280 to be separate reportable segments.

As of December 31, 2024, and December 31, 2023, all of the Company’s cash, cash equivalents, restricted cash, and short-term investments were held by large financial institutions and rated stable or above by internationally recognized rating agencies.